October 28, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard California Tax-Free Funds
File No. 33-01569

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement filed on October 14, 2016, filed pursuant to Rule 497(e), for the
Vanguard California Tax-Exempt Money Market Fund, series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-8439.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission